Repurchase of ordinary share of ZTO Express	12 Months Ended
Dec. 31, 2017
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary share of ZTO Express

18. Repurchase of ordinary share of ZTO Express

In November 2014, the Group repurchased an aggregate of 13,800,000 ordinary shares of ZTO Express from certain shareholders at RMB16.67 per share for total cash consideration of RMB230 million, which approximated fair value. Consideration of RMB46 million was not paid as of December 31, 2016 and 2017.

On May 21, 2017, the Company announced a share repurchase program whereby ZTO is authorized to repurchase its own Class A ordinary shares in the form of ADSs with an aggregate value of up to US$300 million during the 12-month period thereafter. As of December 31, 2017, the Company has purchased an aggregate of 9,759,888 ADSs at an average purchase price of US$14.12, for total cash consideration of RMB914,611, including repurchase commissions, among which RMB56,953 was not paid as of December 31, 2017 and has been paid in January, 2018.